FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in fair value (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in fair value
Convertible notes payable		$ 1,213,313
Warrant liability	$ 373,599
Fair value adjustment to convertible notes payable	1,250,000	378,333
Bridge Financing Warrants
Movement of warrant liability
Beginning Balance	0
Warrant value at issuance (recorded as warrant liability expense)	3,783,079
Change in Fair value of warrants	8,627,651
Reclassification of warrant liability to an equity instrument	(12,410,730)
Ending Balance	0	0
2020 Notes Warrants
Movement of warrant liability
Beginning Balance	0
Warrant value at issuance (recorded as warrant liability expense)	894,113
Change in Fair value of warrants	(520,514)
Ending Balance	$ 373,599	$ 0